Financial assets, liabilities and financial results (telecom activities) - Fair value hedges (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Proceeds from sales of investment securities, net of cash transferred	€ 12	€ 891	€ 1